Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventories
Inventories

6.Inventories

Inventories consisted of the following (in thousands):

	At September 30,	At December 31,
	2021	2020
Raw materials	$6,549	$1,213
Work in process	2,236	913
Finished goods	659	2,433
Consignment inventories	—	563
Total inventories	$9,444	$5,122

6.	Inventories

Inventories consisted of the following (in thousands):

	At December 31,
	2020	2019
Raw materials	$1,213	$771
Work in process	913	—
Finished goods	2,433	—
Consignment inventories	563	—
Total inventories	$5,122	$771